                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 2007
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7733 Forsyth Blvd., Suite 1900
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   2/11/2008
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 113
                                            --------------------------------

Form 13F Information Table Value Total:     $       106,335
                                            --------------------------------
                                                     (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACETO CORP                     common           004446100      956   119450 SH       Sole                   110210              9240
ACTIVIDENTITY CORP COM         common           00506P103      866   223215 SH       Sole                   205395             17820
ALLION HEALTHCARE INCCOM       common           019615103      909   165645 SH       Sole                   152870             12775
ALPHA NAT RES INCCOM           common           02076X102     1182    36380 SH       Sole                    36380
ANSYS INC COM                  common           03662Q105     1082    26105 SH       Sole                    26105
ARADIGM CORPCOM NEW            common           038505301      419   275500 SH       Sole                   243206             32294
ART TECHNOLOGY GRP INC OC-COM  common           04289L107     1377   318690 SH       Sole                   290860             27830
ATHENAHEALTH INC COM           common           04685W103      893    24810 SH       Sole                    24810
AUDIOVOX CORP CL A             common           050757103      997    80430 SH       Sole                    73451              6979
AXT INC COM                    common           00246W103      263    42430 SH       Sole                                      42430
American Electric Technology,  common           025576109      149    37300 SH       Sole                                      37300
Amerigon, Inc.                 common           03070l300      370    17510 SH       Sole                                      17510
Amtech Systems, Inc.           common           032332504      324    24925 SH       Sole                                      24925
Ariba, Inc.                    common           04033v203      223    19985 SH       Sole                                      19985
BADGER METER INC               common           056525108     1196    26604 SH       Sole                    26604
BIOSCRIP INC                   common           09069N108      755    97723 SH       Sole                    89283              8440
BPZ RESOURCES INC COM TEXAS    common           055639108      995    89040 SH       Sole                    81413              7627
BRIGHTPOINT INCCOM             common           109473405      983    64010 SH       Sole                    64010
BRISTOW GROUP INC COM          common           110394103     1117    19715 SH       Sole                    19715
BRUKER BIOSCIENCES CORPCOM     common           116794108     2452   184385 SH       Sole                   160255             24130
CALGON CARBON CORP COM         common           129603106     1987   125050 SH       Sole                    97680             27370
CAPSTEAD MTG CORPCOM NO PAR    common           14067E506     1304    98840 SH       Sole                    89845              8995
CARACO PHARMACEUTICAL LABS LTD common           14075T107     1288    75110 SH       Sole                    68855              6255
CATALYST SEMICONDUCTOR INC     common           148881105      798   171695 SH       Sole                   157172             14523
CHINA FIRE & SEC GROUP INC COM common           16938R103      773    59990 SH       Sole                    55132              4858
CHIQUITA BRANDS INTL INCCOM    common           170032809      991    53865 SH       Sole                    53865
COMMVAULT SYS INC COM          common           204166102     1063    50185 SH       Sole                    50185
COMPOSITE TECHNOLOGY CORPCOM   common           20461S108      984   708030 SH       Sole                   568143            139887
CORRECTIONS CORP AMER NEW COMN common           22025Y407     1051    35615 SH       Sole                    35615
COVANTA HLDG CORPCOM           common           22282E102     1072    38740 SH       Sole                    38740
CYBERSOURCE CORP DEL COM       common           23251J106     1432    80565 SH       Sole                    69010             11555
Chardan South China Acquisitio common           15956c105      285    21385 SH       Sole                                      21385
Clarient Corporation           common           180489106      193    93925 SH       Sole                                      93925
DEVRY INC DEL COM              common           251893103      980    18870 SH       Sole                    18870
DOLBY LABORATORIES INC CL A    common           25659T107     1087    21860 SH       Sole                    21860
Double-Take Software, Inc.     common           258598101      225    10340 SH       Sole                                      10340
EHEALTH INC COM                common           28238P109     1172    36495 SH       Sole                    36495
ENERSYSCOM                     common           29275Y102     1198    48000 SH       Sole                    48000
EXIDE TECHNOLOGIESCOM NEW      common           302051206      886   110785 SH       Sole                   101830              8955
FIBERNET TELECOM GROUP INCCOM  common           315653402      793    99520 SH       Sole                    91520              8000
FLIR SYS INC                   common           302445101     1027    32810 SH       Sole                    32810
Falconstor Software Inc.       common           306137100      205    18175 SH       Sole                                      18175
Furmanite Corporation          common           361086101      333    28195 SH       Sole                                      28195
GLOBAL PWR EQUIP GROUP INC COM common           37941P207      526   398150 SH       Sole                   369390             28760
GigaMedia LTD                  common           y2711y104     1210    64515 SH       Sole                    52830             11685
Global Med Technologies, Inc.  common           37935e101      127   117695 SH       Sole                                     117695
Global Tech Appliances, Inc.   common           g39320109      705   198680 SH       Sole                   182590             16090
Gran Tierra Energy, Inc.       common           38500t101      141    53875 SH       Sole                    37340             16535
HACKETT GROUP INC COM          common           404609109     1099   227095 SH       Sole                   207143             19952
HAEMONETICS CORP MASS COM      common           405024100     1164    18475 SH       Sole                    18475
HAYNES INTL INCCOM             common           420877201     1243    17885 SH       Sole                    10415              7470
HI/FN,Inc.                     common           428355810      137    23920 SH       Sole                                      23920
HMS HOLDING CORPCOM            common           40425J101      462    13905 SH       Sole                                      13905
HORNBECK OFFSHORE SVCS INCCOM  common           440543106     1144    25440 SH       Sole                    25440
HUTCHINSON TECHNOLOGY INC COM  common           448407106      968    36770 SH       Sole                    33605              3165
ICAD INCCOM                    common           44934S107      628   310886 SH       Sole                   287141             23745
INNODATA ISOGEN INC            common           457642205     1012   189181 SH       Sole                   134719             54462
INTERVOICE INC                 common           461142101      888   111110 SH       Sole                   101474              9636
ION GEOPHYSICAL CORP COM       common           462044108     2590   164115 SH       Sole                   156320              7795
IRIS International, Inc.       common           46270w105      221    11275 SH       Sole                                      11275
ITC DELTACOM INCCOM PAR $0.01  common           45031T872     1195   238955 SH       Sole                   182573             56382
ITERIS HLDGS INC CL A          common           46564T107     1216   306354 SH       Sole                   280035             26319
Icon Plc                       common           45103t107     1070    17300 SH       Sole                    17300
Jinpan International Limited   common           g5138l100      297     9620 SH       Sole                                       9620
KHD Humboldt Wedag Internation common           482462108      257     8575 SH       Sole                                       8575
LA JOLLA PHARMACEUTICAL CO COM common           503459307      604   154025 SH       Sole                   142880             11145
LKQ CORPCOM                    common           501889208     1052    50065 SH       Sole                    50065
LSB Industries, Inc.           common           502160104      247     8760 SH       Sole                                       8760
Landec Corporation             common           514766104      215    16065 SH       Sole                                      16065
MAD CATZ INTERACTIVE INC COM   common           556162105      985   841865 SH       Sole                   771190             70675
MAGNETEK INC COM               common           559424106      851   198832 SH       Sole                   182573             16259
MAJESCO ENTERTAINMENT COCOM NE common           560690208      725   537180 SH       Sole                   491509             45671
MASIMO CORP COM                common           574795100     1110    28130 SH       Sole                    28130
MATRIX SVC CO                  common           576853105      824    37750 SH       Sole                    34430              3320
MERCADOLIBRE INC COM           common           58733R102     1058    14315 SH       Sole                    14315
METROPOLITAN HLTH NETWORKS INC common           592142103      518   216700 SH       Sole                   194450             22250
Microvision, Inc.              common           594960106      144    36985 SH       Sole                                      36985
NANOMETRICS INC                common           630077105      889    90160 SH       Sole                    81956              8204
Navios Maritime Holdings, Inc. common           y62196103      338    27580 SH       Sole                                      27580
Nevada Geothermal Power, Inc.  common           64127m105      198   153575 SH       Sole                                     153575
Numerex Corporation            common           67053a102      142    17190 SH       Sole                                      17190
OSTEOTECH INC                  common           688582105     1311   167665 SH       Sole                   155465             12200
Orthofix International NV      common           n6748l102     1067    18400 SH       Sole                    18400
PEGASYSTEM INC                 common           705573103     1146    96100 SH       Sole                    88440              7660
PERICOM SEMICONDUCTOR CORPCOM  common           713831105     1210    64710 SH       Sole                    48175             16535
PERRIGO CO COM                 common           714290103     1168    33360 SH       Sole                    33360
PHARMACEUTICAL PROD DEV INC    common           717124101     1047    25945 SH       Sole                    25945
POSSIS MEDICAL INC             common           737407106      696    47760 SH       Sole                    43118              4642
POWERSHARES QQQ TR UNIT SER 1  common           73935A104     7002   136710 SH       Sole                   136710
PREMIERE GLOBAL SVCS INCCOM    common           740585104      761    51235 SH       Sole                    51235
PRICESMART INC COM             common           741511109     1021    33969 SH       Sole                    33969
Point Blank Solutions, Inc.    common           730529104      140    38410 SH       Sole                                      38410
QUEST SOFTWARE INC COM         common           74834T103      903    48955 SH       Sole                    44720              4235
RENAISSANCE LEARNING INC COM   common           75968L105      683    48805 SH       Sole                    44053              4752
Ramtron International Corporat common           751907304      199    46185 SH       Sole                                      46185
RehabCare Group, Inc.          common           759148109      275    12195 SH       Sole                                      12195
SBA Communications Corporation common           78388j106      516    15240 SH       Sole                                      15240
SPDR TR UNIT SER 1 S & PPOORS  common           78462F103     6949    47530 SH       Sole                    47530
Shanda Interactive Entertainme common           81941q203     1611    48320 SH       Sole                    44395              3925
Sinovac Biotech LTD            common           p8696w104     1173   229044 SH       Sole                   211608             17436
Stereotaxis, Inc.              common           85916j102      182    14860 SH       Sole                                      14860
T-3 Energy Services, Inc.      common           87306e107      457     9725 SH       Sole                                       9725
TIER TECHNOLOGIES INC CL B     common           88650Q100      812    95530 SH       Sole                    87181              8349
TRIQUINT SEMICONDUCTOR INC COM common           89674K103     1405   211990 SH       Sole                   196025             15965
TUTOGEN MED INC COM            common           901107102     1754   167831 SH       Sole                   155791             12040
TeleCommunication Systems, Inc common           87929j103      251    70535 SH       Sole                                      70535
Titan Machinery, Inc.          common           88830r101      246    18765 SH       Sole                                      18765
Trina Solar Limited            common           89628e104     1212    22535 SH       Sole                    22535
Universal Travel Group         common           91388q103      235    61755 SH       Sole                                      61755
VARIAN MED SYS INC COM         common           92220P105     1093    20950 SH       Sole                    20950
WESTERN DIGITAL CORP DEL COM   common           958102105     1076    35620 SH       Sole                    35620
Website Pros Inc.              common           94769v105      228    19605 SH       Sole                                      19605
ZHONGPIN INC COM               common           98952K107     1671   128555 SH       Sole                    99335             29220